Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses

4. Accrued Expenses

Accrued expenses consisted of the following:

	March 31, 2015	December 31, 2014
Accrued compensation and related expenses	$615	$1,495
Accrued professional fees	252	338
Accrued research and development expenses	531	540
Accrued insurance	218	389
Accrued other	306	254

	$1,922	$3,016

As of March 31, 2015, the Company’s accrued insurance represents premiums for the period from July 2014 through June 2015 which the Company financed with a third-party.

5. Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Accrued payroll and related expenses	$1,495	$464
Accrued professional fees	338	90
Accrued research and development expenses	540	82
Accrued insurance	389	—
Accrued other	254	105

	$3,016	$741